Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

May 29, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C.  20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Trust”) Amendment No. 61 for the Trust (File No.: 811-21079)

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, is Amendment No. 61 to the Trust’s Registration Statement on Form N-1A.  The Amendment is being filed in connection with the reorganization of the Event Driven Portfolio, a series of Underlying Funds Trust, into the Hatteras Event Driven Fund, a series of the Trust, expected to take place on or about May 29, 2015.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Hatteras Alternative Mutual Funds Trust